Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Unsecured Debt | Bank Loan Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Unsecured Debt | Bank Loan Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2029	2029
Secured Debt | Finance Receivables Securitization | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Secured Debt | Finance Receivables Securitization | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Medium-term Notes | Consolidated Subsidiaries | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Medium-term Notes | Consolidated Subsidiaries | Range End
Debt Instrument [Line Items]
Debt maturity year	2047	2047
Unsecured Notes | Parent Company | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Unsecured Notes | Parent Company | Range End
Debt Instrument [Line Items]
Debt maturity year	2024	2023
Unsecured Notes | Consolidated Subsidiaries | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Unsecured Notes | Consolidated Subsidiaries | Range End
Debt Instrument [Line Items]
Debt maturity year	2032	2031
Secured Notes | Consolidated Subsidiaries | Range Start
Debt Instrument [Line Items]
Debt maturity year	2016
Secured Notes | Consolidated Subsidiaries | Range End
Debt Instrument [Line Items]
Debt maturity year	2018
Capital Lease Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2015	2014
Capital Lease Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Minimum | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	0.01%	0.00%
Minimum | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt, interest rate	0.10%	0.10%
Minimum | Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.13%
Minimum | Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt, interest rate	0.19%	0.19%
Minimum | Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	0.03%	0.08%
Minimum | Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	8.40%
Minimum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	0.50%	0.50%
Maximum | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	39.50%	39.50%
Maximum | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt, interest rate	2.92%	2.92%
Maximum | Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	9.40%	9.40%
Maximum | Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%
Maximum | Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	41.79%	41.79%
Maximum | Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, interest rate	9.55%
Maximum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%